Variable interest entity (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2020	December 31, 2019

Current assets	$7,285,853	$5,944,254
Other assets	8,668,680	5,194,972
Total assets	15,954,533	11,139,226
Total liabilities	(7,823,238)	(7,544,671)
Net assets	$8,131,295	$3,594,555

	December 31, 2020	December 31, 2019

Current liabilities:
Accounts payable	$552,540	$1,160,125
Short-term loans – bank	3,065,134	2,872,820
Interest payable – related party	574,065	538,047
Other payables and accrued liabilities	687,702	644,590
Deferred revenue	1,755,967	1,453,690
Taxes payable	865,795	673,792
Total current liabilities	7,501,203	7,343,064
Deferred tax liabilities	322,035	201,607
Total liabilities	$7,823,238	$7,544,671

The summarized operating results of the VIEs are as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018

Operating revenues	$14,532,941	$18,248,289	$18,789,550
Gross profit	9,814,848	10,261,143	9,485,747
Income from operations	4,367,697	6,038,880	3,067,668
Net income	$4,060,160	$5,101,828	$2,442,375